Financial Statement Components - Summary of Other Income (Expense), Net (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Nonoperating Income (Expense) [Abstract]
Loss on fair value remeasurement of Equity Commitment		$ (15,760)	$ (3,530)	$ (51,562)
Gain on fair value remeasurement of Share Purchase Option		50	260	5,120
Loss on fair value remeasurement of private placement warrants	$ (424)
Other, net	(1)		(4)	9
Other income (expense), net	$ (425)	$ (15,710)	$ (3,274)	$ (46,433)